Retirement Benefit Plans - Amounts Recognized in Consolidated Statements of Profit or Loss and Other Comprehensive Income of Defined Benefit Plans (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of defined benefit plans [abstract]
Current service cost	$ 145.0		$ 132.8	$ 134.5
Net interest expense	126.5		139.4	144.4
Components of defined benefit costs recognized in profit or loss	271.5		272.2	278.9
Remeasurement on the net defined benefit liability:
Return on plan assets (excluding amounts included in net interest expense)	29.3		45.7	(13.7)
Actuarial loss arising from experience adjustments	483.9		38.2	297.1
Actuarial loss (gain) arising from changes in financial assumptions	(258.5)		694.6	544.3
Actuarial loss arising from changes in demographic assumptions			278.7
Components of defined benefit costs recognized in other comprehensive income	254.7	$ 8.6	1,057.2	827.7
Total	$ 526.2		$ 1,329.4	$ 1,106.6